                           PROSPECTUS SUPPLEMENT TO
                    VAN ECK GOLD AND MONEY FUNDS PROSPECTUS
                             DATED APRIL 30, 1997

AMENDMENT TO THE PROSPECTUS--"EXCHANGE PRIVILEGE"

Effective October 1, 1997, Fund shareholders will be able to exchange their shares as described in the next two sentences into any of the series of Van Eck/Chubb Funds, Inc. ("VEC Fund"), which are: Capital Appreciation Fund, Global Income Fund, Government Securities Fund, Growth and Income Fund, Money Market Fund, Tax-Exempt Fund and Total Return Fund. Shareholders with Class A shares of the Funds (except for those with Investors Fiduciary Trust Company fiduciary retirement accounts, who must effect a "transfer of assets" to VEC Fund's custodian, Firstar Trust Company) may exchange into a series of VEC Fund at net asset value. Shareholders of U.S. Government Money Fund who acquired those shares other than pursuant to the Exchange Privilege may exchange into a series of VEC Fund subject to payment of the applicable sales charge. Each Fund and VEC Fund reserve the right to modify or terminate their Exchange Privileges or to limit or reject any exchange. For more information on the Funds' Exchange Privilege, see "Exchange Privilege" in the Prospectus. For more information on VEC Fund, including investment objectives and policies, sales charges and expenses, consult the VEC Fund Prospectus. Copies of the Van Eck Funds and VEC Fund Prospectuses may be obtained by calling 1-800-826-2333 or by writing to Van Eck Global at 99 Park Avenue, New York, New York 10016.

                PROSPECTUS SUPPLEMENT DATED SEPTEMBER 29, 1997

                                                                    VEM 709 129

                           PROSPECTUS SUPPLEMENT TO
                        VAN ECK GLOBAL FUNDS PROSPECTUS
                             DATED APRIL 30, 1997


AMENDMENT TO THE PROSPECTUS--"EXCHANGE PRIVILEGE"

Effective October 1, 1997, Fund shareholders will be able to exchange their shares as described in the next sentence into any of the series of Van Eck/Chubb Funds, Inc. ("VEC Fund"), which are: Capital Appreciation Fund, Global Income Fund, Government Securities Fund, Growth and Income Fund, Money Market Fund, Tax-Exempt Fund and Total Return Fund. Shareholders with Class A shares of the Funds (except for those with Investors Fiduciary Trust Company fiduciary retirement accounts, who must effect a "transfer of assets" to VEC Fund's custodian, Firstar Trust Company) may exchange into a series of VEC Fund at net asset value. Each Fund and VEC Fund reserve the right to modify or terminate their Exchange Privileges or to limit or reject any exchange. For more information on the Funds' Exchange Privilege, see "Exchange Privilege" in the Prospectus. For more information on VEC Fund, including investment objectives and policies, sales charges and expenses, consult the VEC Fund Prospectus. Copies of the Van Eck Funds and VEC Fund Prospectuses may be obtained by calling 1-800-826-2333 or by writing to Van Eck Global at 99 Park Avenue, New York, New York 10016.

                PROSPECTUS SUPPLEMENT DATED SEPTEMBER 29, 1997

                                                                    VEM 709 103

                           PROSPECTUS SUPPLEMENT TO
                  VAN ECK GLOBAL REAL ESTATE FUND PROSPECTUS
                              DATED JUNE 2, 1997

AMENDMENT TO THE PROSPECTUS--"EXCHANGE PRIVILEGE"

Effective October 1, 1997, Fund shareholders will be able to exchange their shares as described in the next sentence into any of the series of Van Eck/Chubb Funds, Inc. ("VEC Fund"), which are: Capital Appreciation Fund, Global Income Fund, Government Securities Fund, Growth and Income Fund, Money Market Fund, Tax-Exempt Fund and Total Return Fund. Shareholders with Class A shares of the Fund (except for those with Investors Fiduciary Trust Company fiduciary retirement accounts, who must effect a "transfer of assets" to VEC Fund's custodian, Firstar Trust Company) may exchange into a series of VEC Fund at net asset value. The Fund and VEC Fund reserve the right to modify or terminate their Exchange Privileges or to limit or reject any exchange. For more information on the Fund's Exchange Privilege, see "Exchange Privilege" in the Prospectus. For more information on VEC Fund, including investment objectives and policies, sales charges and expenses, consult the VEC Fund Prospectus. Copies of the Van Eck Funds and VEC Fund Prospectuses may be obtained by calling 1-800-826-2333 or by writing to Van Eck Global at 99 Park Avenue, New York, New York 10016.

                PROSPECTUS SUPPLEMENT DATED SEPTEMBER 29, 1997

VAN ECK GLOBAL [LOGO]

September 30, 1997

Dear Shareholders:

We are pleased to announce that effective October 1, 1997, Van Eck will offer you a new series of funds, the VAN ECK PARTNERSHIP SERIES, featuring the VAN ECK/CHUBB FUNDS (formerly Chubb Investment Funds) in addition to the existing Van Eck Family of Funds. The funds of the VAN ECK PARTNERSHIP SERIES are:

                   . Van Eck/Chubb Capital Appreciation Fund
                   . Van Eck/Chubb Growth & Income Fund
                   . Van Eck/Chubb Total Return Fund
                   . Van Eck/Chubb Government Securities Fund
                   . Van Eck/Chubb Tax-Exempt Fund
                   . Van Eck/Chubb Global Income Fund
                   . Van Eck/Chubb Money Market Fund

The Van Eck/Chubb Funds will continue to be managed by Chubb Asset Managers, Inc. while Van Eck will become Administrator and Distributor. Van Eck's primary focus on global investment alternatives, including emerging markets, hard assets and gold, will remain intact as it has since our founding in 1955. By offering these new funds, we can now provide you with a broader array of mutual funds, both domestic and global, so you can more conveniently build your investment portfolio at Van Eck. (Please see the enclosed prospectus supplement for further details.)

We are excited about this new opportunity both for our shareholders and for Van Eck. Please call us at 1-800-826-2333 if you have questions about the Van Eck/Chubb Funds or if you would like a prospectus on these funds. We appreciate your continued investment with Van Eck Funds.

Sincerely,

/s/ Philip D. DeFeo
Philip D. DeFeo
President & CEO

99 Park Avenue, New York, NY 10016 tel 212.687.5200 fax 212.687.5248